Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities
Net income (loss)	$ 2,867,644	$ (2,203,628)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Bad debt expense	2,472,309
(Gain) Loss from discontinued operations	(4,801,998)	1,667,699
Changes in operating assets and liabilities:
Accounts receivables – related parties	(3,295,030)
Advance to vendors	(5,000)
Advance to vendors – related party		23,000
Accounts payables - related parties	2,498,787
Deferred tax liabilities	63,942
Other current liabilities	45,500	4,500
Net cash used in operating activities	(153,846)	(508,429)
Cash flow from investing activities
Investment in disposal subsidiary		(130,000)
Net cash used in investing activities		(130,000)
Cash flow from financing activities
Proceeds from to related parties	150,666	597,500
Net cash provided by financing activities	150,666	597,500
Effect of exchange rate changes	3,992
Increase (decrease) in cash	812	(40,929)
Cash and restricted cash, beginning	293	41,222
Cash and restricted cash, ending	1,105	293
Supplemental disclosures of cash flow
Interest paid
Income taxes paid